Debt Securities Held-to-maturity - Credit quality indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt securities held to maturity credit quality indicator
Debt securities held-to-maturity	$ 92,621	$ 97,662
Obligations of Puerto Rico, States and political subdivisions
Debt securities held to maturity credit quality indicator
Debt securities held-to-maturity	81,029	$ 85,556
Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Debt securities held to maturity credit quality indicator
Debt securities held-to-maturity	35,315
Watch | Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Debt securities held to maturity credit quality indicator
Debt securities held-to-maturity	$ 35,315